Shareholder Report, Line Graph (Details) 194004_Kensington Dynamic Growth Fund_Class A_TSR Annual {Class A} - USD ($)							12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 23, 2020	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name							Class A (with sales charge)
Accumulated Value	$ 12,246	$ 12,205	$ 10,587	$ 11,629	$ 9,652	$ 9,524	$ 16,801
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	$ 18,094	$ 14,473	$ 11,461	$ 13,995	$ 10,874	$ 10,000	$ 21,330